Income Taxes (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Tax effect	$ 1,328	$ 4,665
US operations [Member]
Tax Credit Carryforward [Line Items]
Tax effect	$ 1,328
Expiration year	2020~2034